Schedule of investments
Delaware International Small Cap Fund	August 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 97.64%Δ
Australia − 1.89%
Technology One	149,439	$890,567
Westgold Resources †	802,338	1,260,458
		2,151,025
Austria − 0.39%
Vienna Insurance Group AG Wiener Versicherung Gruppe †	17,912	438,193
		438,193
Belgium − 1.36%
Fagron	68,069	1,543,373
		1,543,373
Brazil − 1.85%
Arco Platform Class A †	20,373	921,675
Minerva †	494,074	1,177,805
		2,099,480
Canada − 12.72%
Aritzia †	42,142	603,529
ATS Automation Tooling Systems †	74,260	1,046,421
Capital Power	45,397	996,099
Descartes Systems Group †	38,670	2,359,601
Endeavour Mining †	57,698	1,599,540
Granite Real Estate Investment Trust	30,994	1,843,696
Kinaxis †	17,737	2,705,118
Quebecor Class B	40,305	999,320
SSR Mining †	106,353	2,281,410
		14,434,734
Chile − 0.34%
Geopark	43,578	388,716
		388,716
China − 2.84%
China Resources Cement Holdings	526,000	766,922
Greentown Service Group	1,044,000	1,403,639
Lonking Holdings	487,000	139,498
Times China Holdings	597,000	918,201
		3,228,260
Denmark − 2.33%
Royal Unibrew	25,187	2,640,786
		2,640,786
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Schedule of investments
Delaware International Small Cap Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Finland − 1.74%
Kojamo	29,372	$711,537
Valmet	46,201	1,263,670
		1,975,207
France − 4.20%
Gaztransport Et Technigaz	11,021	1,037,686
SOITEC †	13,938	1,859,559
Solutions 30 †	108,890	1,871,192
		4,768,437
Germany − 7.51%
Befesa	14,627	608,311
Evotec †	55,664	1,487,957
Flatex †	24,711	1,198,723
HelloFresh †	39,091	2,010,582
STRATEC	7,630	936,021
TAG Immobilien	76,552	2,287,487
		8,529,081
Hong Kong − 1.51%
Comba Telecom Systems Holdings	3,912,000	1,716,188
		1,716,188
India − 2.89%
Info Edge India	25,867	1,146,906
Varun Beverages	117,609	1,175,970
Voltas	111,029	957,452
		3,280,328
Ireland − 0.62%
Hibernia REIT	494,091	702,831
		702,831
Israel − 0.27%
Israel Discount Bank Class A	96,831	310,603
		310,603
Italy − 1.92%
Reply	19,600	2,175,238
		2,175,238
Japan − 19.03%
Anritsu	131,600	2,875,158
Capcom	31,800	1,543,238
CKD	62,700	866,073
Fancl	78,800	2,577,935
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(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Japan Elevator Service Holdings	60,900	$2,110,211
Katitas	58,700	1,467,569
Matsumotokiyoshi Holdings	46,600	1,632,309
Media Do	19,400	1,238,201
Menicon	29,100	1,780,371
SMS	54,400	1,506,959
Taiyo Yuden	30,800	830,523
TechnoPro Holdings	42,000	2,244,441
THK	39,300	922,436
		21,595,424
Netherlands − 1.09%
IMCD	11,603	1,238,979
		1,238,979
New Zealand − 1.02%
Pushpay Holdings †	197,109	1,155,753
		1,155,753
Norway − 5.11%
Leroy Seafood Group	109,918	694,812
Norway Royal Salmon	32,963	834,669
Scatec Solar	92,222	2,002,646
TOMRA Systems †	46,685	2,263,253
		5,795,380
Republic of Korea − 4.08%
Douzone Bizon	20,920	1,778,702
LG Innotek	10,066	1,228,698
NHN KCP	18,617	1,126,831
WONIK IPS †	18,335	493,913
		4,628,144
Russian Federation − 1.00%
Detsky Mir PJSC =	724,761	1,138,327
		1,138,327
South Africa − 0.72%
Clicks Group	60,011	814,248
		814,248
Sweden − 4.33%
Embracer Group †	70,059	1,376,914
LeoVegas	241,947	1,180,393
MIPS	58,829	2,355,935
		4,913,242
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Schedule of investments
Delaware International Small Cap Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Switzerland − 1.34%
Belimo Holding	174	$1,518,734
		1,518,734
Taiwan − 1.80%
Kindom Development	809,000	1,089,089
Silergy	15,000	953,428
		2,042,517
United Kingdom − 13.23%
Abcam	70,525	1,176,543
Countryside Properties	220,787	942,685
Cranswick	25,769	1,284,862
Dechra Pharmaceuticals	29,032	1,222,469
Frontier Developments †	25,586	776,387
Future	106,795	2,092,835
GB Group †	134,035	1,307,950
Keywords Studios	73,845	2,169,697
QinetiQ Group	308,151	1,192,500
Rotork	116,254	465,771
S4 Capital †	117,962	564,515
UNITE Group	43,291	559,885
Vistry Group	77,997	663,110
Weir Group	35,244	597,621
		15,016,830
United States − 0.51%
SolarEdge Technologies †	2,594	573,663
		573,663
Total Common Stock (cost $86,345,322)		110,813,721

Short-Term Investments – 1.76%
Money Market Mutual Funds – 1.76%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	500,332	500,332
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	500,332	500,332
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(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	500,332	$500,332
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	500,333	500,333
Total Short-Term Investments (cost $2,001,329)		2,001,329
Total Value of Securities−99.40% (cost $88,346,651)		112,815,050
Receivables and Other Assets Net of Liabilities — 0.60%		679,662
Net Assets Applicable to 13,792,793 Shares Outstanding — 100.00%	$113,494,712
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
The following foreign currency exchange contracts were outstanding at August 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	801,802	USD	(590,235)	9/1/20	$1,136	$—
BNYM	EUR	43,817	USD	(52,406)	9/1/20	—	(116)
BNYM	GBP	282,862	USD	(377,750)	9/2/20	372	—
BNYM	HKD	(5,042,754)	USD	649,977	9/1/20	—	(676)
BNYM	HKD	(288,330)	USD	37,164	9/2/20	—	(37)
BNYM	JPY	30,423,727	USD	(289,131)	9/1/20	—	(1,882)
BNYM	KRW	1,344,065,679	USD	(1,137,808)	9/1/20	—	(6,335)
BNYM	NOK	(2,550,986)	USD	289,829	9/1/20	—	(2,192)
BNYM	SEK	(4,951,839)	USD	573,187	9/1/20	701	—
Total Foreign Currency Exchange Contracts						$2,209	$(11,238)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
AUD – Australian Dollar
NQ-581 [8/20] 10/20 (1353873)    5

Schedule of investments
Delaware International Small Cap Fund (Unaudited)
Summary of abbreviations: (continued)
BNYM – Bank of New York Mellon
EUR – European Monetary Unit
GBP – British Pound Sterling
GS – Goldman Sachs
HKD – Hong Kong Dollar
JPY – Japanese Yen
KRW – South Korean Won
NOK – Norway Krone
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
SEK – Swedish Krona
USD – US Dollar
6    NQ-581 [8/20] 10/20 (1353873)